Compensation Plans (Tables)	12 Months Ended
Nov. 30, 2014
Compensation and Retirement Disclosure [Abstract]
TBS, PBS, and MBS Award Activity
During the year ended November 30, 2014, TBS, PBS and MBS award activity was as follows:

	TBS Awards		PBS Awards		MBS Awards
	Shares	Weighted-Average Grant Date Fair Value	Shares	Weighted-Average Grant Date Fair Value	Shares	Weighted-Average Grant Date Fair Value
Outstanding at November 30, 2013	3,026,701	$37.01	510,839	$35.91	93,457	$47.03
Granted	1,184,099	$41.89	228,506	$36.63	176,763	$73.14
Vested	(862,232)	$45.97	(31,698)	$33.29	—	$—
Forfeited	(138,518)	$39.27	(134,860)	$42.40	—	$—
Outstanding at November 30, 2014	3,210,050	$36.30	572,787	$34.82	270,220	$64.11

Summary of Carnival Corporation and Carnival plc Stock Option Activity
A combined summary of Carnival Corporation and Carnival plc stock option activity during the year ended November 30, 2014 related to stock options previously granted was as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value (a)
			(in years)	(in millions)
Outstanding at November 30, 2013	3,922,172	$48.42
Exercised	(17,889)	$39.87
Forfeited or expired	(2,845,027)	$46.88
Outstanding and exercisable at November 30, 2014	1,059,256	$51.36	0.4	$—

(a)	The aggregate intrinsic value represents the amount by which the fair value of underlying stock exceeds the option exercise price at November 30, 2014.